Average Annual Total Returns			12 Months Ended	60 Months Ended		120 Months Ended
		Aug. 27, 2026	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
INVESCO COMSTOCK FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			10.72%	13.95%		11.27%
Performance Inception Date		Oct. 07, 1968
INVESCO COMSTOCK FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.54%	11.46%		9.27%
INVESCO COMSTOCK FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.84%	10.73%		8.75%
INVESCO COMSTOCK FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			15.26%	14.39%		11.24%
Performance Inception Date		Oct. 26, 1993
INVESCO COMSTOCK FUND | CLASS R
Prospectus [Line Items]
Average Annual Return, Percent			16.85%	14.96%		11.62%
Performance Inception Date		Oct. 01, 2002
INVESCO COMSTOCK FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			17.45%	15.54%		12.18%
Performance Inception Date		Oct. 29, 2004
INVESCO COMSTOCK FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			17.48%	15.58%		12.25%
Performance Inception Date		Jun. 01, 2010
INVESCO COMSTOCK FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			17.52%	15.67%		12.34%
Performance Inception Date		Sep. 24, 2012
INVESCO COMSTOCK FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.33%		10.53%
INVESCO COMSTOCK FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Comstock Select Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			11.95%	13.57%		10.74%
Performance Inception Date		Sep. 16, 1985
Invesco Comstock Select Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.33%	10.41%		8.02%
Invesco Comstock Select Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.92%	10.07%		7.96%
Invesco Comstock Select Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			16.54%	14.00%		10.70%
Performance Inception Date		May 01, 1996
Invesco Comstock Select Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			18.11%	14.56%		11.08%
Performance Inception Date		Mar. 01, 2001
Invesco Comstock Select Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			18.75%	15.14%		11.64%
Performance Inception Date		Dec. 16, 1996
Invesco Comstock Select Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			18.87%	15.27%		11.63%
Performance Inception Date		May 24, 2019
Invesco Comstock Select Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			18.86%	15.27%		11.79%
Performance Inception Date		Feb. 28, 2012
Invesco Comstock Select Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.33%		10.53%
Invesco Comstock Select Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
INVESCO Dividend Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.07%	9.25%		8.03%
Performance Inception Date		Mar. 28, 2002
INVESCO Dividend Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.54%	9.64%		7.99%
Performance Inception Date		Feb. 14, 2000
INVESCO Dividend Income Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			15.13%	10.21%		8.37%
Performance Inception Date		Apr. 17, 2020
INVESCO Dividend Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			15.69%	10.75%		8.91%
Performance Inception Date		Oct. 03, 2008
INVESCO Dividend Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			15.39%	10.48%		8.64%
Performance Inception Date		Jun. 02, 1986
INVESCO Dividend Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.38%	8.64%		7.15%
INVESCO Dividend Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.16%	8.09%		6.73%
INVESCO Dividend Income Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			15.71%	10.78%		8.95%
Performance Inception Date		Oct. 25, 2005
INVESCO Dividend Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.78%	10.86%		9.03%
Performance Inception Date		Sep. 24, 2012
INVESCO Dividend Income Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.33%		10.53%
INVESCO Dividend Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
INVESCO Energy Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.19%	21.93%		4.83%
Performance Inception Date		Mar. 28, 2002
INVESCO Energy Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.53%	22.42%		4.79%
Performance Inception Date		Feb. 14, 2000
INVESCO Energy Fund | Class R
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R
Average Annual Return, Percent	[1]		12.09%	23.01%		5.16%
Performance Inception Date		Sep. 30, 2025
INVESCO Energy Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			12.66%	23.61%		5.69%
Performance Inception Date		Oct. 03, 2008
INVESCO Energy Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			12.35%	23.31%		5.43%
Performance Inception Date		Jan. 19, 1984
INVESCO Energy Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.76%	22.66%		4.91%
INVESCO Energy Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.72%	19.14%		4.22%
INVESCO Energy Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			12.74%	23.76%		5.87%
Performance Inception Date		Jan. 31, 2006
INVESCO Energy Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	23.84%		5.85%	[2]
Performance Inception Date		Apr. 04, 2017
INVESCO Energy Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
INVESCO Energy Fund | MSCI World Energy Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.32%	19.54%		7.62%
Invesco Gold & Special Minerals Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			118.36%	16.22%		20.38%
Performance Inception Date		Jul. 19, 1983
Invesco Gold & Special Minerals Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			118.12%	15.76%		19.64%
Invesco Gold & Special Minerals Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			70.22%	12.87%		17.16%
Invesco Gold & Special Minerals Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			128.30%	16.65%		20.33%
Performance Inception Date		Nov. 01, 1995
Invesco Gold & Special Minerals Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			130.58%	17.25%		20.75%
Performance Inception Date		Mar. 01, 2001
Invesco Gold & Special Minerals Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			131.58%	17.83%		21.36%
Performance Inception Date		Sep. 07, 2010
Invesco Gold & Special Minerals Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			131.73%	17.93%	[3]	21.34%	[3]
Performance Inception Date		May 24, 2019
Invesco Gold & Special Minerals Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			131.89%	18.00%		21.56%
Performance Inception Date		Oct. 26, 2012
Invesco Gold & Special Minerals Fund | Philadelphia Gold and Silver Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			152.80%	20.94%		23.94%
Invesco Gold & Special Minerals Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%	7.91%		8.41%
INVESCO SMALL CAP VALUE FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			11.16%	19.37%		13.99%
Performance Inception Date		Jun. 21, 1999
INVESCO SMALL CAP VALUE FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.87%	16.42%		11.46%
INVESCO SMALL CAP VALUE FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.15%	14.74%		10.62%
INVESCO SMALL CAP VALUE FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			15.81%	19.81%		13.98%
Performance Inception Date		Jun. 21, 1999
INVESCO SMALL CAP VALUE FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			17.27%	20.41%	[4]	14.34%	[4]
Performance Inception Date		Apr. 17, 2020
INVESCO SMALL CAP VALUE FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			17.95%	21.02%		14.93%
Performance Inception Date		Aug. 12, 2005
INVESCO SMALL CAP VALUE FUND | CLASS R6
Prospectus [Line Items]
Average Annual Return, Percent			18.06%	21.18%		15.04%	[5]
Performance Inception Date		Feb. 07, 2017
INVESCO SMALL CAP VALUE FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
INVESCO SMALL CAP VALUE FUND | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.59%	8.88%		9.27%
INVESCO Technology Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			13.24%	8.88%		14.86%
Performance Inception Date		Mar. 28, 2002
INVESCO Technology Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			18.16%	9.30%		14.82%
Performance Inception Date		Feb. 14, 2000
INVESCO Technology Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent	[6]		19.54%	9.84%		15.22%
Performance Inception Date		Sep. 30, 2025
INVESCO Technology Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			20.11%	10.39%		15.80%
Performance Inception Date		Oct. 03, 2008
INVESCO Technology Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			19.94%	10.24%		15.63%
Performance Inception Date		Jan. 19, 1984
INVESCO Technology Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.93%	6.96%		12.95%
INVESCO Technology Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.07%	7.46%		12.40%
INVESCO Technology Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			20.16%	10.45%		15.93%
Performance Inception Date		Dec. 21, 1998
INVESCO Technology Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			20.26%	10.53%		15.91%	[7]
Performance Inception Date		Apr. 04, 2017
INVESCO Technology Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
INVESCO Technology Fund | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			27.82%	18.02%		22.54%
INVESCO VALUE OPPORTUNITIES FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			13.53%	18.51%		13.51%
Performance Inception Date		Jun. 25, 2001
INVESCO VALUE OPPORTUNITIES FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.01%	16.43%		11.93%
INVESCO VALUE OPPORTUNITIES FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.84%	14.58%		10.79%
INVESCO VALUE OPPORTUNITIES FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			18.23%	18.96%		13.50%
Performance Inception Date		Jun. 25, 2001
INVESCO VALUE OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			19.87%	19.55%		13.88%
Performance Inception Date		May 23, 2011
INVESCO VALUE OPPORTUNITIES FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			20.45%	20.15%		14.44%
Performance Inception Date		Mar. 23, 2005
INVESCO VALUE OPPORTUNITIES FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			20.49%	20.20%		14.56%
Performance Inception Date		May 23, 2011
INVESCO VALUE OPPORTUNITIES FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			20.59%	20.30%		14.56%	[8]
Performance Inception Date		Apr. 04, 2017
INVESCO VALUE OPPORTUNITIES FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
INVESCO VALUE OPPORTUNITIES FUND | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.05%	9.83%		9.78%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[3]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[4]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[5]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[6]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[7]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[8]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.